Financial risk management - Maturity analysis for derivatives parenthetical (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying value
Statement [Line Items]
Demand deposit accounts	₩ 157,446,276	₩ 172,107,724